UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                                     OF
                 REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:     811-05962

NAME OF REGISTRANT:                     VANGUARD VARIABLE INSURANCE FUNDS

ADDRESS OF REGISTRANT:                  PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:  ANNE E. ROBINSON
                                        PO BOX 876
                                        VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:(610) 669-1000

DATE OF FISCAL YEAR END:                DECEMBER 31

DATE OF REPORTING PERIOD:               JULY 1, 2022 - JUNE 30, 2023

******************************* FORM N-Px REPORT *******************************
ICA File Number: 81105962J
Reporting Period: 07/01/2022 - 06/30/2023
VANGUARD VARIABLE INSURANCE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast by the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




========= VANGUARD VARIABLE INSURANCE FUND - HIGH-YIELD BOND PORTFOLIO =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= VANGUARD VARIABLE INSURANCE FUND - HIGH-YIELD BOND  ==============
=============               PORTFOLIO - WELLINGTON                ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

By: /s/Mortimer J. Buckley
       Mortimer J. Buckley*
       Chief Executive Officer, President, and Trustee

Date:  August 28, 2023
*By:   /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.